Off-balance-sheet exposures (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Loan commitments granted
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	€ 247,154	€ 241,230
Financial guarantees granted
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	12,121	12,377
Bank sureties
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	12,079	12,358
Credit derivatives sold
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	42	19
Other commitments granted
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	81,277	64,538
Other granted guarantees
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	38,250	33,526
Other contingent commitments
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	43,027	31,012
Financial instruments credit-impaired | Loan commitments granted
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	249	274
Financial instruments credit-impaired | Financial guarantees granted
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	174	124
Financial instruments credit-impaired | Other granted guarantees
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	703	548
Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	1,126	946
Financial instruments not credit-impaired | Next 12 months
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	331,602	310,435
Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	7,824	6,764
Contingent liabilities and commitments | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Other provisions	153	141
Contingent liabilities and commitments | Financial instruments not credit-impaired | Next 12 months
Disclosure of contingent liabilities [line items]
Other provisions	331	377
Contingent liabilities and commitments | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Other provisions	€ 177	€ 182